Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key	0000736913
Amendment Flag	false
Document Creation Date	Apr. 20, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018